Common Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Common Stock Disclosure [Abstract]
Schedule of Stock Options Reserved for Future Issuance
At March 31, 2022 and December 31, 2021, the Company was authorized to issue 138,000,000 shares of common stock, all at a par value of $0.0001 per share, and had reserved the following shares for future issuance:

	March 31, 2022	December 31, 2021
Series A and B redeemable convertible preferred stock	99,734,543	99,734,543
Stock options to purchase common stock	9,273,083	11,711,174
Common stock options available for future grant under stock option plan	5,646,099	3,666,927

Total	114,653,725	115,112,644

At December 31, 2021 and 2020, the Company was authorized to issue 138,000,000 shares of common stock, all at a par value of $0.0001 per share, and had reserved the following shares for future issuance:

	December 31,
	2021	2020
Series A and B redeemable convertible preferred stock	99,734,543	58,948,067
Stock options to purchase common stock	11,711,174	4,173,285
Common stock options available for future grant under stock option plan	3,666,927	12,857,369

Total	115,112,644	75,978,721